Income Taxes (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%
U.S. Federal income tax benefit at federal statutory rate	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Deferred tax asset that will more than likely be realized	$ 0		$ 0
Operating loss carry forward amounts substantially expire			Dec. 31, 2037